CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Statement of Operations) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 2,499.1	$ 6,551.9	$ 7,759.1	$ 11,760.6	$ 24,468.9	$ 27,164.0	$ 21,772.4
Cost and expenses
Cost of products and other	1,820.8	6,025.4	7,854.2	10,301.6	21,667.7	24,744.6	19,095.8
Operating expenses (excluding depreciation and amortization expense as reflected below)					1,684.3	1,654.8	1,626.4
Depreciation and amortization expense	111.1	95.3	216.5	189.6	386.7	329.7	254.3
Cost of sales	2,355.6	6,530.4	9,001.9	11,354.3	23,738.7	26,729.1	20,976.5
General and administrative expenses (excluding depreciation and amortization expense as reflected below)	53.3	46.6	131.5	97.8	258.7	253.8	197.9
Depreciation and amortization expense	2.8	2.9	5.7	5.7	10.8	10.6	13.0
Equity income in investee	0.0	(3.2)	0.0	(7.9)	(7.9)	(17.8)	(14.6)
Gain on sale of asset	(471.1)	0.8	(471.1)	0.8	(29.9)	(43.1)	1.5
Total cost and expenses	1,928.2	6,577.5	8,602.6	11,450.7	23,970.4	26,932.6	21,174.3
Income (loss) from operations	(570.9)	25.6	843.5	(309.9)	498.5	231.4	598.1
Other income (expense)
Change in fair value of catalyst obligations	(5.1)	0.5	6.6	(2.6)	(9.7)	5.6	(2.2)
Debt extinguishment costs	0.0	0.0	(22.2)	0.0			(25.5)
Interest expense, net					(108.7)	(127.1)	(122.6)
Other non-service components of net periodic benefit cost	1.1	0.0	2.1	(0.1)	(0.2)	1.1	(1.4)
Income (loss) before income taxes	514.1	(54.7)	(946.3)	250.2	379.9	111.0	446.4
Income tax benefit	(4.4)	1.8	9.8	(5.4)	(8.3)	8.0	(10.8)
Net income (loss)	518.5	(56.5)	(956.1)	255.6	388.2	103.0	457.2
Less: net income attributable to noncontrolling interests	0.0	0.1	0.0	0.1		0.1	0.1
Net income (loss) attributable to PBF Holding Company LLC	518.5	(56.6)	(956.1)	255.5	388.2	102.9	457.1
Comprehensive income (loss) attributable to PBF Holding Company LLC	$ 518.8	$ (56.1)	$ (955.0)	$ 256.2	402.4	105.9	456.1
Combining and Consolidated Adjustments [Member]
Revenues					(4,620.4)	(4,264.6)	(3,582.6)
Cost and expenses
Cost of products and other					(4,620.4)	(4,264.6)	(3,582.6)
Cost of sales					(4,620.4)	(4,264.6)	(3,582.6)
Total cost and expenses					(4,620.4)	(4,264.6)	(3,582.6)
Other income (expense)
Equity in earnings (loss) of subsidiaries					1,473.4	1,274.2	1,347.9
Income (loss) before income taxes					1,473.4	1,274.2	1,347.9
Net income (loss)					1,473.4	1,274.2	1,347.9
Less: net income attributable to noncontrolling interests						(0.1)	(0.1)
Net income (loss) attributable to PBF Holding Company LLC					1,473.4	1,274.3	1,348.0
Comprehensive income (loss) attributable to PBF Holding Company LLC					1,473.4	1,274.3	1,348.0
Issuer [Member]
Revenues					24,276.8	26,935.1	21,489.7
Cost and expenses
Cost of products and other					22,090.6	25,170.9	19,354.4
Operating expenses (excluding depreciation and amortization expense as reflected below)						0.1
Cost of sales					22,090.6	25,171.0	19,354.4
General and administrative expenses (excluding depreciation and amortization expense as reflected below)					224.3	222.9	170.1
Depreciation and amortization expense					10.8	10.6	13.0
Total cost and expenses					22,325.7	25,404.5	19,537.5
Income (loss) from operations					1,951.1	1,530.6	1,952.2
Other income (expense)
Equity in earnings (loss) of subsidiaries					(1,456.6)	(1,302.9)	(1,349.2)
Debt extinguishment costs							(25.5)
Interest expense, net					(105.5)	(124.3)	(120.1)
Other non-service components of net periodic benefit cost					(0.8)	(0.4)	(0.2)
Income (loss) before income taxes					388.2	103.0	457.2
Net income (loss)					388.2	103.0	457.2
Less: net income attributable to noncontrolling interests						0.1	0.1
Net income (loss) attributable to PBF Holding Company LLC					388.2	102.9	457.1
Comprehensive income (loss) attributable to PBF Holding Company LLC					391.6	105.9	456.1
Guarantors Subsidiaries [Member]
Revenues					1,763.3	1,532.4	1,488.7
Cost and expenses
Cost of products and other					1,153.7	940.2	962.9
Operating expenses (excluding depreciation and amortization expense as reflected below)					1,652.8	1,623.6	1,594.9
Depreciation and amortization expense					378.9	322.0	246.7
Cost of sales					3,185.4	2,885.8	2,804.5
General and administrative expenses (excluding depreciation and amortization expense as reflected below)					36.1	26.7	28.3
Gain on sale of asset					(29.9)	(43.1)	1.5
Total cost and expenses					3,191.6	2,869.4	2,834.3
Income (loss) from operations					(1,428.3)	(1,337.0)	(1,345.6)
Other income (expense)
Equity in earnings (loss) of subsidiaries					(16.8)	28.7	1.3
Change in fair value of catalyst obligations					(9.7)	5.6	(2.2)
Interest expense, net					(2.4)	(1.7)	(1.5)
Other non-service components of net periodic benefit cost					0.6	1.5	(1.2)
Income (loss) before income taxes					(1,456.6)	(1,302.9)	(1,349.2)
Net income (loss)					(1,456.6)	(1,302.9)	(1,349.2)
Less: net income attributable to noncontrolling interests						0.1	0.1
Net income (loss) attributable to PBF Holding Company LLC					(1,456.6)	(1,303.0)	(1,349.3)
Comprehensive income (loss) attributable to PBF Holding Company LLC					(1,445.8)	(1,303.0)	(1,349.3)
Non-Guarantor Subsidiaries [Member]
Revenues					3,049.2	2,961.1	2,376.6
Cost and expenses
Cost of products and other					3,043.8	2,898.1	2,361.1
Operating expenses (excluding depreciation and amortization expense as reflected below)					31.5	31.1	31.5
Depreciation and amortization expense					7.8	7.7	7.6
Cost of sales					3,083.1	2,936.9	2,400.2
General and administrative expenses (excluding depreciation and amortization expense as reflected below)					(1.7)	4.2	(0.5)
Equity income in investee					(7.9)	(17.8)	(14.6)
Total cost and expenses					3,073.5	2,923.3	2,385.1
Income (loss) from operations					(24.3)	37.8	(8.5)
Other income (expense)
Interest expense, net					(0.8)	(1.1)	(1.0)
Income (loss) before income taxes					(25.1)	36.7	(9.5)
Income tax benefit					(8.3)	8.0	(10.8)
Net income (loss)					(16.8)	28.7	1.3
Net income (loss) attributable to PBF Holding Company LLC					(16.8)	28.7	1.3
Comprehensive income (loss) attributable to PBF Holding Company LLC					$ (16.8)	$ 28.7	$ 1.3